UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net income/(loss) before tax	€ 6,873	€ (1,876)
Adjustments to profit:	4,999	4,718
Depreciation and amortization	358	315
Share-based compensation	6,222	(480)
Exchange rate impact	61	3,263
Effect of hyperinflation on results	(2,697)	(189)
Short term investment gain		(27)
Changes in fair value	1,099	1,884
Interest income	(137)	(144)
Interest expense on lease liabilities	93	96
Changes in working capital:	6,752	6,155
Trade receivables and other current assets	(4,296)	9,469
Trade payables and other current liabilities	11,048	(3,314)
Income tax paid	(1,905)	(1,082)
Net cash provided by operating activities	16,719	7,915
Payment for purchases of property, plant and equipment	(70)	(24)
Net cash used in investing activities	(70)	(24)
Capitalized lease payments (IFRS 16)	(303)	(221)
Repurchase of treasury shares		(642)
Settlement of share-based awards related to withholding taxes	(326)
Interests paid on lease liabilities	(93)	(96)
Net cash used in financing activities	(722)	(959)
Net increase in cash and cash equivalents	15,927	6,932
Cash and cash equivalents at the beginning of the period	49,983	40,307
Effect of changes in exchange rates on cash and cash equivalents	(3,376)	(2,114)
Cash and cash equivalents at the end of the period	€ 62,534	€ 45,125